UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

BBH Money Market Fund
(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400, Wilmington,
DE, 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: JUNE 30

Date of reporting period: MARCH 31, 2010

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
March 31, 2010 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (39.0%)
$23,200,000	Banco Bilbao Vizcaya Argentaria	05/12/10	0.205%	$23,200,132
33,000,000	Banco Bilbao Vizcaya Argentaria1	12/15/10	0.300	33,000,000
55,000,000	Bank of Montreal	05/24/10	0.220	55,000,000
25,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	04/26/10	0.200	25,000,000
35,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/11/10	0.305	35,000,641
30,000,000	Barclays Bank, Plc.	06/09/10	0.230	30,000,000
30,000,000	Barclays Bank, Plc.	09/13/10	1.240	30,000,000
10,000,000	BNP Paribas	04/05/10	0.200	10,000,000
25,000,000	BNP Paribas	05/17/10	0.190	25,000,000
25,000,000	BNP Paribas	07/01/10	0.380	25,000,000
25,000,000	Citibank N.A.	05/19/10	0.220	25,000,000
15,000,000	Citibank N.A.	05/25/10	0.230	15,000,000
20,000,000	Credit Suisse	07/30/10	0.785	20,032,876
15,000,000	DnB NOR Bank ASA	06/25/10	1.130	15,000,000
25,000,000	DnB NOR Bank ASA1	12/03/10	0.292	25,000,000
20,000,000	Nordea Bank Finland, Plc.	05/21/10	1.070	19,999,999
20,000,000	Nordea Bank Finland, Plc.	07/02/10	0.910	20,003,276
5,000,000	Rabobank Nederland NV	04/30/10	1.050	5,002,581
25,000,000	Rabobank Nederland NV	06/14/10	0.240	25,000,000
10,000,000	Rabobank Nederland NV	09/08/10	0.390	10,003,985
20,000,000	Rabobank Nederland NV	10/06/10	0.350	20,000,000
15,000,000	Royal Bank of Scotland, Plc.	05/11/10	1.940	15,000,000
25,000,000	Royal Bank of Scotland, Plc.	09/13/10	1.400	25,002,260
13,000,000	Royal Bank of Scotland, Plc.	10/01/10	0.420	13,000,659
22,500,000	Societe Generale	05/14/10	0.990	22,500,000
20,000,000	Societe Generale	10/19/10	0.630	20,000,000
20,000,000	Standard Chartered Bank	04/13/10	0.250	20,000,000
40,000,000	Standard Chartered Bank	05/13/10	0.450	40,000,466
60,000,000	Svenska Handelsbanken	04/13/10	0.190	60,000,200
20,000,000	Toronto Dominion Bank	05/14/10	0.190	20,000,477
40,000,000	Toronto Dominion Bank	06/30/10	0.260	40,000,997
15,000,000	UBS AG	04/13/10	1.410	15,000,049
20,000,000	UBS AG	05/24/10	1.975	20,000,144
20,000,000	UBS AG	01/18/11	0.890	20,001,608
	Total Certificates of Deposit			821,750,350

	COMMERCIAL PAPER (15.7%)
20,945,000	City of Chicago, Illinois2	04/01/10	0.559	20,945,000
5,253,000	City of Dallas, Texas	06/14/10	0.250	5,253,000
10,000,000	DeKalb County Development Authority	04/07/10	0.220	10,000,000
25,000,000	Deutsche Bank Financial LLC2	08/09/10	0.290	24,973,819
15,000,000	E.I. du Pont de Nemours & Co.2	06/15/10	0.401	14,987,500
15,000,000	E.I. du Pont de Nemours & Co.2	06/23/10	0.381	14,986,858
20,000,000	ING US Funding LLC2	04/27/10	0.180	19,997,400
30,000,000	ING US Funding LLC2	06/07/10	0.331	29,981,575
10,000,000	ING US Funding LLC2	07/26/10	0.280	9,990,978
16,588,000	Johns Hopkins University	06/09/10	0.250	16,588,000
35,000,000	National Australia Funding Delaware, Inc.2	04/19/10	0.180	34,996,850
25,000,000	National Australia Funding Delaware, Inc.2	06/08/10	0.185	24,991,264
15,981,000	Nebraska Public Power District2	05/05/10	0.223	15,977,679
20,000,000	Nordea North America, Inc.2	04/12/10	0.175	19,998,931
15,000,000	Societe Generale North America, Inc.2	07/26/10	0.240	14,988,400
10,600,000	Tennessee State School Bond Association	06/02/10	0.250	10,600,000
8,000,000	Tennessee State School Bond Association	06/09/10	0.220	8,000,000
24,000,000	University of California2	04/05/10	0.180	23,999,520
10,000,000	University of California2	05/26/10	0.213	9,996,792
	Total Commercial Paper			331,253,566

	CORPORATE BONDS (5.6%)
15,000,000	American Express Bank FSB1	12/10/10	1.080	15,079,126
11,400,000	ConocoPhillips Co.	05/25/10	8.750	11,537,569
7,000,000	General Dynamics Corp.	08/15/10	4.500	7,100,211
30,000,000	General Electric Capital Corp.1	12/09/10	0.884	30,142,152
17,000,000	Hewlett-Packard Co.1	06/15/10	0.317	17,004,735
10,000,000	Oracle Corp.1	05/14/10	0.310	10,001,994
14,500,000	Praxair, Inc.1	05/26/10	0.342	14,500,000
2,000,000	Wal-Mart Stores, Inc.	07/01/10	4.125	2,018,621
1,750,000	Wal-Mart Stores, Inc.	08/15/10	4.750	1,779,102
8,250,000	Walt Disney Co.1	07/16/10	0.321	8,253,488
	Total Corporate Bonds			117,416,998

	MUNICIPAL BONDS (20.3%)
15,000,000	Bay Area Toll Authority1	04/01/10	0.250	15,000,000
1,700,000	Buncombe County, North Carolina1	04/01/10	0.380	1,700,000
2,000,000	Buncombe County, North Carolina1	04/01/10	0.380	2,000,000
2,000,000	Buncombe County, North Carolina1	04/01/10	0.380	2,000,000
20,000,000	California State Health Facilities Financing Authority1	04/07/10	0.270	20,000,000
6,000,000	Charleston, South Carolina, Waterworks & Sewer1	04/01/10	0.320	6,000,000
2,250,000	Charlotte, North Carolina1	04/01/10	0.320	2,250,000
9,290,000	Charlotte, North Carolina1	04/01/10	0.320	9,290,000
20,000,000	Connecticut State Health & Educational Facility Authority1	04/07/10	0.250	20,000,000
2,500,000	Delaware State Economic Development Authority1	04/01/10	0.320	2,500,000
5,000,000	Delaware State Economic Development Authority1	04/01/10	0.320	5,000,000
5,000,000	Georgia State Municipal Electric Authority	06/21/10	2.250	5,003,810
3,190,000	Guilford County, North Carolina1	04/01/10	0.260	3,190,000
17,150,000	Harris County, Texas, Health Facilities Development Corp.1	04/01/10	0.290	17,150,000
2,745,000	Houston, Texas, Higher Education Finance Corp.1	04/07/10	0.270	2,745,000
5,328,000	Illinois State Finance Authority1	04/01/10	0.270	5,328,000
9,915,000	Illinois State Finance Authority1	04/01/10	0.270	9,915,000
15,000,000	Kansas State Department of Transportation1	04/01/10	0.270	15,000,000
16,300,000	Massachusetts State Development Finance Agency1	04/01/10	0.260	16,300,000
16,940,000	Massachusetts State Health & Educational Facilities Authority1	04/01/10	0.290	16,940,000
20,695,000	Metropolitan Water District of Southern California1	01/07/10	0.220	20,695,000
12,000,000	Missouri State Development Finance Board1	04/01/10	0.290	12,000,000
20,000,000	Missouri State Health & Educational Facilities Authority1	04/01/10	0.280	20,000,000
6,100,000	Missouri State Health & Educational Facilities Authority1	04/01/10	0.320	6,099,981
10,000,000	Missouri State Health & Educational Facilities Authority1	04/07/10	0.300	10,000,000
8,910,000	New Hampshire State Health & Education Facilities Authority1	04/07/10	0.250	8,910,000
3,900,000	New Jersey State Educational Facilities Authority1	04/07/10	0.250	3,900,000
4,690,000	New York State Dormitory Authority1	04/01/10	0.300	4,690,000
4,800,000	North Carolina State Capital Facilities Finance Agency1	04/01/10	0.260	4,800,000
6,400,000	North Carolina State Medical Care Commission1	04/01/10	0.260	6,400,000
2,500,000	Northampton County, Pennsylvania, Higher Education Authority1	04/01/10	0.290	2,500,000
5,245,000	State of Ohio1	04/07/10	0.250	5,245,000
3,700,000	Oklahoma State Capital Improvement Authority1	04/01/10	0.310	3,700,000
21,900,000	Oklahoma State Turnpike Authority1	04/01/10	0.290	21,900,000
20,000,000	Pennsylvania State Turnpike Commission1	04/01/10	0.350	20,000,000
12,200,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority1	04/01/10	0.280	12,200,000
6,200,000	Private Colleges & Universities Authority1	04/01/10	0.270	6,200,000
3,750,000	Raleigh, North Carolina1	04/07/10	0.250	3,750,000
10,000,000	Raleigh, North Carolina1	04/07/10	0.250	10,000,000
20,000,000	San Diego County, California, Regional Transportation Commission1	04/01/10	0.250	20,000,000
2,870,000	Shaler Area, Pennsylvania, School District1	04/01/10	0.380	2,870,000
4,890,000	Tempe, Arizona1	04/07/10	0.290	4,890,000
12,445,000	Union County, North Carolina1	04/01/10	0.240	12,445,000
6,900,000	Union County, North Carolina1	04/07/10	0.280	6,900,000
10,000,000	Virginia State College Building Authority, Educational Facilities1	04/01/10	0.300	10,000,000
11,700,000	Washington State Health Care Facilities Authority1	04/01/10	0.300	11,700,000
	Total Municipal Bonds			429,106,791

	U.S. GOVERNMENT AGENCY OBLIGATIONS (8.5%)
50,000,000	Fannie Mae Discount Notes2	06/14/10	0.185	49,980,986
55,000,000	Federal Home Loan Bank Discount Notes2	05/14/10	0.155	54,989,817
25,000,000	Freddie Mac Discount Notes2	06/07/10	0.170	24,992,091
50,000,000	Freddie Mac Discount Notes2	06/14/10	0.180	49,981,500
	Total U.S. Government Agency Obligations			179,944,394

	TIME DEPOSITS (6.7%)
50,000,000	Bank of Scotland, Plc.	04/01/10	0.080	50,000,000
41,500,000	Commerzbank US Finance	04/01/10	0.030	41,500,000
50,000,000	HSBC Bank	04/01/10	0.125	50,000,000
	Total Time Deposits			141,500,000

	REPURCHASE AGREEMENTS (4.7%)
20,000,000	Deutsche Bank (Agreement dated 03/31/10 collateralized by FMAC 6.002%, due 12/01/37, value $5,232,747 and FNMA 4.952%-5.722%, due 12/01/35-03/01/38, value $15,167,253)	04/01/10	0.030	20,000,000
40,000,000	Royal Bank of Canada (Agreement dated 03/31/10 collateralized by FMAC 4.000%-6.500, due 12/01/12-03/01/40, value $13,265,761; FNMA 3.500-7.000%, due 08/01/13-08/01/39, value $22,421,286 and GNMA 4.000-7.000%, due 05/20/17-02/15/40, value $5,112,953)	04/01/10	0.020	40,000,000
40,000,000	Societe Generale (Agreement dated 03/31/10 collateralized by FMAC 3.553%, due 01/01/35, value $16,958,774 and FNMA 5.500%-5.967%, due 02/01/35-01/01/37, value $23,841,226)	04/01/10	0.030	40,000,000
	Total Repurchase Agreements			100,000,000

TOTAL INVESTMENTS AT AMORTIZED COST			100.5%	$2,120,972,099
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.5)	(10,619,820)
NET ASSETS			100.0%	$2,110,352,279

_____________

1
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the March 31, 2010 coupon or interest rate.

2	Coupon represents a yield to maturity.

Abbreviations:

FMAC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2010
Certificates of Deposit	—	$821,750,350	—	$821,750,350
Commercial Paper	—	331,253,566	—	331,253,566
Corporate Bonds	—	117,416,998	—	117,416,998
Municipal Bonds	—	429,106,791	—	429,106,791
U.S. Government Agency Obligations	—	179,944,394	—	179,944,394
Time Deposits	—	141,500,000	—	141,500,000
Repurchase Agreements	—	100,000,000	—	100,000,000
Total	—	$2,120,972,099	—	$2,120,972,099

* At March 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. As of February 1, 2010, shares of the Fund are distributed by ALPS Distributors, Inc. Prior to this date, shares of the fund were distributed by Edgewood Services, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's
     disclosure controls and procedures as conducted
     within 90 days of the filing date of this Form N-Q,
     the Registrant's principal financial officer and
     principal executive officer have concluded that
     those disclosure controls and procedures provide
     reasonable assurance that the material information
     required to be disclosed by the Registrant on this
     report is recorded, processed, summarized and
     reported within the time periods specified in
     the Securities and Exchange Commission's rules
     and forms.

(b) There were no significant changes in the
    Registrant's internal controls over financial
    reporting or in other factors that occurred
    during the Registrant’s last fiscal quarter
    that has materially affected, or is reasonably
    likely to materially affect, the Registrant’s
    internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of
   BBH Trust on behalf of: BBH Money Market Fund ("Registrant");

2. Based on my knowledge, this report does not
   contain any untrue statement of a material fact
   or omit to state a material fact necessary to
   make the statements made, in light of the
   circumstances under which such statements
   were made, not misleading with respect to
   the period covered by this report;

3. Based on my knowledge, the schedules of
   investments included in this report,
   fairly present in all material respects
   the investments of the Registrant as of
   the end of the fiscal quarter for which
   the report is filed;

4. The Registrant's other certifying officer and
   I are responsible for establishing and maintaining
   disclosure controls and procedures (as defined in
   Rule 30a-3(c) under the Investment Company Act of
   1940) and internal control over financial reporting
   (as defined in Rule 30a-3(d) under the Investment
   Company Act of 1940) for the Registrant and have:

    a.) designed such disclosure controls and
        procedures, or caused such disclosure controls
        and procedures to be designed under our
        supervision, to ensure that material information
        relating to the Registrant, including its
        consolidated subsidiaries, is made known to us by
        others within those entities, particularly during
        the period in which this report is being prepared;

    b.) designed such internal control over financial
        reporting, or caused such  internal control over
        financial reporting to be designed under our
        supervision, to provide reasonable assurance regarding
        the reliability of financial reporting and
        the preparation of financial statements for external
        purposes in accordance with generally accepted
        accounting principles;

   c.) evaluated the effectiveness of the Registrant's
        disclosure controls and procedures and presented in
        this report our conclusions about the effectiveness
       of the disclosure controls and procedures, as of a
       date within 90 days prior to the filing date of this
       report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that
        occurred during the Registrant's most recent fiscal
        quarter that has materially affected, or is reasonably
        likely to materially affect, the Registrant's
        internal control over financial reporting; and

5. The Registrant's other certifying officer and
   I have disclosed to the Registrant's auditors
   and the audit committee of the Registrant's
   board of directors (or persons performing
   the equivalent functions):

   a.  all significant deficiencies and material
            weaknesses in the design or operation of
            internal control over financial reporting
            which are reasonably likely to adversely
            affect the Registrant's ability to record,
            process, summarize, and report financial
            information; and

   b.  any fraud, whether or not material, that
       involves management or other employees who
       have a significant role in the Registrant's
       internal control over financial reporting.

Date: 05/26/2010

                     /s/ John A. Gehret
                    =======================
                        John A. Gehret
               President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH
   Trust on behalf of: BBH Money Market Fund ("Registrant");

2. Based on my knowledge, this report does not
   contain any untrue statement of a material
   fact or omit to state a material fact
   necessary to make the statements made,
   in light of the circumstances under
   which such statements were made,
   not misleading with respect to  the
   period covered by this report;

3. Based on my knowledge, the schedules of
   investments included in this report,
   fairly present in all material respects
   the investments of the Registrant as of
   the end of the fiscal quarter for which
   the report is filed;

4. The Registrant's other certifying officer
   and I are responsible for establishing and
   maintaining disclosure controls and procedures
  (as defined in Rule 30a-3(c) under the Investment
   Company Act of 1940) and internal control over
   financial reporting (as defined in Rule 30a-3(d)
   under the Investment Company Act of 1940) for the
   Registrant and have:

   a.) designed such disclosure controls and procedures,
         or caused such disclosure controls and procedures
         to be designed under our supervision, to ensure
         that material information relating to the Registrant,
         including its consolidated subsidiaries, is made known
         to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial
         reporting, or caused such internal control over
         financial reporting to be designed under our
         supervision, to provide reasonable assurance
         regarding the reliability of financial reporting
         and the preparation of financial statements for
         external purposes in accordance with generally
         accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's
        disclosure controls and procedures and presented
        in this report our conclusions about the
        effectiveness of the disclosure controls
        and procedures, as of a date within 90 days
        prior to the filing date of this report
        based on such evaluation; and

   d.) disclosed in this report any change in the
         Registrant's internal control over financial
         reporting that occurred during the Registrant's
         most recent fiscal quarter that has materially
         affected, or is reasonably likely to materially
         affect, the Registrant's internal control
        over financial reporting; and

5. The Registrant's other certifying officer and
   I have disclosed to the Registrant's auditors
   and the audit committee of the Registrant's
   board of directors (or persons performing
   the equivalent functions):

   a.  all significant deficiencies and material
        weaknesses in the design or operation of
        internal control over financial reporting
       which are reasonably likely to adversely
       affect the Registrant's ability to record,
       process, summarize, and report financial
       information; and

   b.  any fraud, whether or not material, that
         involves management or other employees who
         have a significant role in the Registrant's
         internal control over financial reporting.

Date: 05/26/2010

                      /s/ Charles H. Schreiber
                    ==========================
                          Charles H. Schreiber
                Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant)                                               BBH TRUST
                                                             ---------------------------

By (Signature and Title)*      /s/ John A. Gehret
                                                ---------------------------
                                                    John A. Gehret
                                    President - Principal Executive Officer

Date: 05/26/2010

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)*       /s/ John A. Gehret
                                                   ---------------------------
                                                       John A. Gehret
                                   President - Principal Executive Officer

Date: 05/26/2010

By (Signature and Title)*       /s/ Charles H. Schreiber
                                                   ------------------------------
                                                  Charles H. Schreiber
                                   Treasurer - Principal Financial Officer

Date: 05/26/2010

* Print name and title of each signing
officer under his or her signature.